SCHEDULE OF MINIMUM FUTURE REAL ESTATE LEASE INCOME (Details)	Dec. 31, 2025 USD ($)
Real Estate [Abstract]
2026	$ 60,492
2027	57,383
2028	51,164
2029	51,164
2030	34,110
Total	$ 254,313